INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
A reconciliation of the U.S. federal statutory tax of 34% (2012 - 34% and 2011 – 40%) to the total provision is as follows (comparatives have been reclassified to conform to the current year presentation):

Year ended December 31,	2013	2012	2011

Loss for the year	$20,106,911	$5,270,719	$5,603,314
Recovery of income tax and statutory rates	6,836,350	1,792,045	1,905,127
Foreign tax rate differential	(3,522,620)	(693,291)	(814,927)
Income (losses) not subject to tax	(1,884,045)	(302,741)	(444,506)
Expenses not deductible for tax	(42,936)	-	-
Other	649,197	42,702	-
Change in valuation allowance	(2,035,946)	(838,714)	(645,694)
	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of deferred income taxes consist of the following (comparatives have been reclassified to conform to the current year presentation):

As at December 31,	2013	2012	2011
Deferred tax asset
Loss carryforwards	$4,576,065	$3,710,922	$2,871,789
Investments	960,957	-	-
Capital assets	10,101	-	-
Others	175,568	-	-
Deferred tax liability
Capital assets	-	(24,177)	(23,758)

Total:	5,722,691	3,686,745	2,848,031

Valuation allowance	(5,722,691)	(3,686,745)	(2,848,031)
	$-	$-	$-

Summary of Operating Loss Carryforwards [Table Text Block]
The U.S. net operating loss net of unrecognized tax benefit, available to be applied against future years’ taxable income is $10,776,331 at December 31, 2013. If not utilized, these U.S. income tax losses will expire as follows:

2025	$97,637
2026	$223,603
2027	$1,874,027
2028	$3,340,280
2029	$406,098
2030	$952,212
2031	$1,552,580
2032	$1,482,729
2033	$847,165
Total:	$10,776,331

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following is a reconciliation of the total amounts of unrecognized tax benefits:

	2013	2012	2011
Unrecognized tax benefit - January 1	$-	$-	$-
Gross increases - tax positions in prior period	213,309	-	-
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$213,309	$-	$-